Quarterly Holdings Report
for
Fidelity® Tactical Bond Fund
May 31, 2025
TBF-NPRT3-0725
1.9904499.103
Asset-Backed Securities - 4.6%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.8%
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	147,397	142,384
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	276,919	267,988
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		410,372
UNITED STATES - 3.8%
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	116,334	109,451
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	170,216	156,487
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (b)	241,250	207,945
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (b)	923,875	823,551
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)	485,000	441,965
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	27,860	28,282
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	52,735	53,218
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	31,840	32,419
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	42,785	41,761
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	43,780	42,994
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	24,875	24,413
TOTAL UNITED STATES		1,962,486
TOTAL ASSET-BACKED SECURITIES (Cost $2,354,501)		2,372,858

Commercial Mortgage Securities - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7757% 4/15/2037 (b)(c)(d)	11,000	10,993
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.641% 2/15/2039 (b)(c)(d)	70,000	69,781
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7721% 4/15/2040 (b)(c)(d)	100,000	100,012
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6187% 4/15/2037 (b)(c)(d)	189,000	189,000
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1677% 4/15/2037 (b)(c)(d)	7,000	7,000
BX Trust Series 2025-DIME Class B, CME Term SOFR 1 month Index + 1.5%, 5.8287% 2/15/2035 (b)(c)(d)	145,000	143,822
BX Trust Series 2025-DIME Class C, CME Term SOFR 1 month Index + 1.75%, 6.0787% 2/15/2035 (b)(c)(d)	94,000	93,236
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1226% 5/15/2039 (b)(c)(d)	100,000	91,000
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4218% 5/15/2039 (b)(c)(d)	100,000	90,000
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8706% 5/15/2039 (b)(c)(d)	100,000	89,492
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)	25,737	25,808
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1667% 11/15/2040 (b)(c)(d)	80,000	80,000
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	100,000	82,882
TOTAL UNITED STATES		1,073,026
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,098,110)		1,073,026

Fixed-Income Funds - 32.6%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (e)	60,923	5,851,620
Fidelity High Income Central Fund (e)	48,857	5,209,149
Fidelity International Credit Central Fund (e)	67,881	5,564,217
TOTAL FIXED-INCOME FUNDS (Cost $17,150,865)		16,624,986

Foreign Government and Government Agency Obligations - 3.9%
		Principal Amount (a)	Value ($)
BRAZIL - 1.0%
Brazilian Federative Republic 10% 1/1/2027	BRL	1,000,000	165,350
Brazilian Federative Republic 10% 1/1/2033	BRL	1,700,000	246,644
Federative Republic of Brazil 5.625% 2/21/2047		140,000	110,828
TOTAL BRAZIL			522,822
COLOMBIA - 0.7%
Colombian Republic 8% 11/14/2035		200,000	200,200
Colombian Republic 8.75% 11/14/2053		200,000	195,099
TOTAL COLOMBIA			395,299
DOMINICAN REPUBLIC - 1.0%
Dominican Republic Bond 4.875% 9/23/2032 (b)		270,000	246,240
Dominican Republic Bond 5.5% 2/22/2029 (b)		250,000	246,625
TOTAL DOMINICAN REPUBLIC			492,865
JAPAN - 1.2%
Japan Government 0.1% 12/20/2025	JPY	85,800,000	595,028
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,125,029)			2,006,014

Municipal Securities - 1.1%
	Principal Amount (a)	Value ($)
Illinois - 1.1%
General Obligations - 1.1%
Chicago IL Brd Ed 6.319% 11/1/2029	60,000	58,642
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025	520,000	509,063
		567,705
TOTAL MUNICIPAL SECURITIES (Cost $569,005)		567,705

Non-Convertible Corporate Bonds - 9.1%
	Principal Amount (a)	Value ($)
GUATEMALA - 0.7%
Communication Services - 0.7%
Wireless Telecommunication Services - 0.7%
Millicom International Cellular SA 4.5% 4/27/2031 (b)	310,000	275,900
Millicom International Cellular SA 6.25% 3/25/2029 (b)	72,000	71,428

TOTAL GUATEMALA		347,328
ISRAEL - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	201,788
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	201,990

TOTAL ISRAEL		403,778
MEXICO - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Petroleos Mexicanos 7.69% 1/23/2050	650,000	478,660
UNITED STATES - 6.7%
Communication Services - 1.0%
Media - 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	250,000	160,929
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	130,000	106,402
Sirius XM Radio LLC 4.125% 7/1/2030 (b)	140,000	127,200
Warnermedia Holdings Inc 5.05% 3/15/2042	10,000	7,192
Warnermedia Holdings Inc 5.141% 3/15/2052	158,000	102,425
		504,148
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	4,000	4,156
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	12,000	12,352
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	3,000	3,014
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	6,000	6,030
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	4,000	4,060
Kinder Morgan Inc 3.6% 2/15/2051	600,000	398,244
MPLX LP 5% 3/1/2033	100,000	97,047
MPLX LP 5.65% 3/1/2053	100,000	88,549
Targa Resources Corp 4.2% 2/1/2033	130,000	118,825
Targa Resources Corp 4.95% 4/15/2052	130,000	103,854
		836,131
Financials - 1.2%
Banks - 0.5%
Bank of America Corp 2.299% 7/21/2032 (d)	280,000	240,234
Consumer Finance - 0.7%
Capital One Financial Corp 5.468% 2/1/2029 (d)	18,000	18,320
Capital One Financial Corp 5.817% 2/1/2034 (d)	32,000	32,418
Capital One Financial Corp 7.624% 10/30/2031 (d)	32,000	35,688
Ford Motor Credit Co LLC 3.375% 11/13/2025	250,000	248,018
		334,444
Financial Services - 0.0%
Corebridge Financial Inc 3.9% 4/5/2032	9,000	8,284
Corebridge Financial Inc 4.35% 4/5/2042	2,000	1,640
Corebridge Financial Inc 4.4% 4/5/2052	6,000	4,656
		14,580
TOTAL FINANCIALS		589,258

Health Care - 1.3%
Health Care Providers & Services - 1.3%
Centene Corp 4.625% 12/15/2029	120,000	115,560
Prime Healthcare Foundation Inc 7% 12/1/2027	294,000	298,449
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	250,000	244,538
		658,547
Industrials - 0.1%
Aerospace & Defense - 0.1%
Boeing Co 6.259% 5/1/2027	9,000	9,251
Boeing Co 6.298% 5/1/2029	12,000	12,621
Boeing Co 6.388% 5/1/2031	9,000	9,603
Boeing Co 6.528% 5/1/2034	10,000	10,674
Boeing Co 6.858% 5/1/2054	14,000	14,931
Boeing Co 7.008% 5/1/2064	14,000	14,955
		72,035
Materials - 0.5%
Chemicals - 0.5%
Celanese US Holdings LLC 6.5% 4/15/2030	140,000	141,078
Celanese US Holdings LLC 6.75% 4/15/2033	140,000	136,259
		277,337
Real Estate - 0.4%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 6.875% 7/15/2029	21,000	21,738
Piedmont Operating Partnership LP 9.25% 7/20/2028	39,000	43,067
		64,805
Office REITs - 0.2%
Highwoods Realty LP 7.65% 2/1/2034	89,000	98,048
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 8.875% 4/12/2029	28,000	29,817
Residential REITs - 0.0%
American Homes 4 Rent LP 3.625% 4/15/2032	8,000	7,262
American Homes 4 Rent LP 4.3% 4/15/2052	6,000	4,542
		11,804
TOTAL REAL ESTATE		204,474

Utilities - 0.5%
Electric Utilities - 0.5%
DPL Inc 4.35% 4/15/2029	270,000	259,862
Multi-Utilities - 0.0%
Puget Energy Inc 4.224% 3/15/2032	15,000	13,822
TOTAL UTILITIES		273,684

TOTAL UNITED STATES		3,415,614
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,897,316)		4,645,380

Preferred Securities - 1.8%
	Principal Amount (a)	Value ($)
CANADA - 1.8%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Enbridge Inc 5.75% 7/15/2080 (d)	250,000	246,962
Financials - 1.4%
Banks - 1.4%
Bank of Nova Scotia/The 4.9% (d)(f)	690,000	697,732
TOTAL CANADA		944,694
TOTAL PREFERRED SECURITIES (Cost $938,306)		944,694

U.S. Treasury Obligations - 44.4%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	4.05	409,000	280,979
US Treasury Bonds 4.125% 8/15/2053	4.36 to 4.80	5,589,000	4,886,664
US Treasury Bonds 4.25% 8/15/2054	4.63 to 4.98	2,853,400	2,551,564
US Treasury Notes 3.5% 2/15/2033	3.52 to 3.57	930,000	885,643
US Treasury Notes 3.875% 8/15/2033	4.58 to 4.77	3,507,000	3,411,379
US Treasury Notes 4.125% 11/15/2032	3.86 to 4.00	3,609,000	3,593,070
US Treasury Notes 4.375% 5/15/2034	4.23 to 4.53	6,497,000	6,515,274
US Treasury Notes 4.5% 11/15/2033	4.29	200,000	202,984
US Treasury Notes 4.625% 2/15/2035	4.41	300,000	305,537
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,133,398)			22,633,094

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $93,162)	4.32	93,144	93,162

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $52,359,692)	50,960,919
NET OTHER ASSETS (LIABILITIES) - 0.2%	127,390
NET ASSETS - 100.0%	51,088,309

Currency Abbreviations
BRL	-	Brazilian Real
JPY	-	Japanese Yen

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,442,889 or 8.7% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Security is perpetual in nature with no stated maturity date.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,086,370	6,485,905	7,479,113	20,205	-	-	93,162	93,144	0.0%
Fidelity Floating Rate Central Fund	5,579,905	374,934	-	374,953	-	(103,219)	5,851,620	60,923	0.3%
Fidelity High Income Central Fund	3,355,686	1,803,362	-	203,376	-	50,101	5,209,149	48,857	0.3%
Fidelity International Credit Central Fund	3,862,392	1,673,554	-	173,553	-	28,271	5,564,217	67,881	5.8%
Total	13,884,353	10,337,755	7,479,113	772,087	-	(24,847)	16,718,148

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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